Operating Leases	12 Months Ended
Dec. 31, 2023
Operating Leases
Operating Leases

6. Operating Leases

1)	Lease as lessee

The Company leases office space, sorting hubs and warehouse facilities under non-cancellable operating lease agreements that expire at various dates through October 2037. During the three years ended December 31, 2021, 2022 and 2023, the Company incurred rental expenses related to fixed operating lease costs amounting to RMB388,450, RMB370,385 and RMB348,878, respectively. No variable lease cost existed.

Supplemental information related to leases within the consolidated balance sheets are as follows:

	As of December 31,	As of December 31,
	2022	2023
	RMB	RMB

Operating lease right-of-use assets	808,506	672,193

Current operating lease liabilities	229,718	186,253
Non-current operating lease liabilities	510,349	455,879
Total operating lease liabilities	740,067	642,132

Weighted average remaining lease term (in years)	5	5

Weighted average discount rate	4.31%	4.28%

6. Operating Leases (Continued)

1)Lease as lessee (Continued)

Supplemental cash flow information related to leases for the years ended December 31, 2022 and 2023 are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	348,672	294,069
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	291,000	312,574
Right-of-use assets decreased due to lease modifications:
Operating leases	44,797	55,391
Right-of-use assets decreased due to disposal of subsidiary:
Operating leases	—	80,923

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2022 and December 31, 2023:

	As of	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Within one year	227,647	207,712
Within a period of more than one year but not more than two years	179,784	148,891
Within a period of more than two years but not more than three years	133,299	116,488
Within a period of more than three years but not more than four years	118,142	66,457
Within a period of more than four years but not more than five years	47,397	52,571
More than five years	125,054	122,757
Total lease commitment	831,323	714,876
Less: Imputed interest	91,256	72,744
Total operating lease liabilities	740,067	642,132
Less: Current operating lease liabilities	229,718	186,253
Long-term operating lease liabilities	510,349	455,879

Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 5 for separate disclosures related to land use right.

2)Lease as lessor

The Company rents land and buildings to network partners under non-cancellable operating lease agreements that expire at various dates through September 2037. All of the Company’s leasing arrangements as lessor are classified as operating leases. Rental income is recognized on a straight-line basis over the rental period. During the years ended December 31, 2021, 2022 and 2023, the Company recorded rental income amounting to RMB128,074, RMB178,761 and RMB291,693, respectively.